Loans and Borrowings - Schedule of Bank Borrowings (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Schedule of Bank Borrowings [Line Items]
Total loans and borrowings	$ 689,099	$ 835,800	$ 541,787	$ 611,770	$ 1,266,265
DBS SME Working Capital Loan [Member]
Schedule of Bank Borrowings [Line Items]
Principal amount		$ 50,000
Maturity Date		Aug. 05, 2024
Interest Rate		Fixed at 7.00%
Repayment Method		Monthly Repayment
Total loans and borrowings					7,663
Standard Chartered Bank Enterprise Financing Temporary Bridging Loan I [Member]
Schedule of Bank Borrowings [Line Items]
Principal amount		$ 452,000
Maturity Date		Mar. 31, 2024
Interest Rate		6.25% below prevailing Business Instalment Loan Board Rate, subject to a cap of 5%
Repayment Method		Monthly Repayment
Total loans and borrowings					39,149
Standard Chartered Bank Enterprise Financing Temporary Bridging Loan II [Member]
Schedule of Bank Borrowings [Line Items]
Principal amount	$ 275,000	$ 275,000
Maturity Date	Jul. 31, 2025	Jul. 31, 2025
Interest Rate	4.12% below prevailing Business Instalment Loan Board Rate, subject to a cap of 5%	4.12% below prevailing Business Instalment Loan Board Rate, subject to a cap of 5%
Repayment Method	Monthly Repayment	Monthly Repayment
Total loans and borrowings	$ 7,775	$ 56,322	6,113	41,225	150,339
ETHOZ Capital Ltd Temporary Bridging Loan [Member]
Schedule of Bank Borrowings [Line Items]
Principal amount		$ 300,000
Maturity Date		Nov. 29, 2024
Interest Rate		Fixed at 5.00%
Repayment Method		Monthly Repayment
Total loans and borrowings					105,010
ANEXT Bank Loan [Member]
Schedule of Bank Borrowings [Line Items]
Principal amount	$ 300,000	$ 300,000
Maturity Date	Jan. 26, 2028	Jan. 26, 2028
Interest Rate	Fixed at 8.80%	Fixed at 8.80%
Repayment Method	Monthly Repayment	Monthly Repayment
Total loans and borrowings	$ 171,316	$ 200,223	134,693	146,555	254,370
Standard Chartered Bank Business Installment Loan [Member]
Schedule of Bank Borrowings [Line Items]
Principal amount	$ 300,000	$ 300,000
Maturity Date	Aug. 31, 2028	Aug. 31, 2028
Interest Rate	0.72% below prevailing Business Instalment Loan Board Rate	0.72% below prevailing Business Instalment Loan Board Rate
Repayment Method	Monthly Repayment	Monthly Repayment
Total loans and borrowings	$ 203,007	$ 230,670	159,609	168,841	282,664
OCBC Business Term Loan [Member]
Schedule of Bank Borrowings [Line Items]
Principal amount	$ 300,000	$ 300,000
Maturity Date	Aug. 31, 2028	Aug. 31, 2028
Interest Rate	4.25% below prevailing Business Term Rate	4.25% below prevailing Business Term Rate
Repayment Method	Monthly Repayment	Monthly Repayment
Total loans and borrowings	$ 205,419	$ 233,111	161,506	170,627	285,360
DBS SME Working Capital Loan II [Member]
Schedule of Bank Borrowings [Line Items]
Principal amount	$ 150,000	$ 150,000
Maturity Date	Aug. 09, 2028	Aug. 09, 2028
Interest Rate	Fixed at 7.75%	Fixed at 7.75%
Repayment Method	Monthly Repayment	Monthly Repayment
Total loans and borrowings	$ 101,582	$ 115,474	$ 79,866	$ 84,522	$ 141,710